Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Statement Abstract
Revenue	$ 13,500,403	$ 6,082,561	$ 3,516,156
Cost of Sales	9,447,578	4,224,419	2,267,765
Gross Profit	4,052,825	1,858,142	1,248,391
Sales, general and administrative costs
Administrative fees	3,710,618	2,144,423	1,231,041
Depreciation	578,555	516,208	525,228
Product development costs	973,146	437,208	251,826
Office expense	206,035	241,824	185,847
Professional fees	303,541	324,577	170,153
Sales and marketing	549,750	417,111	404,610
Share-based payments	308,106	332,741	744,801
Transportation costs	255,535	263,164	229,637
Travel, accommodation, meals and entertainment	348,524	298,328	315,556
Allowance for credit losses	46,447
Total sales, general and administrative costs	7,280,257	4,975,584	4,058,699
Loss from operations before interest, accretion and foreign exchange	(3,227,432)	(3,117,442)	(2,810,308)
Interest and accretion	(2,133,824)	(1,400,923)	(563,411)
Foreign exchange gain	439,209	52,445	18,396
Loss from operations for the year	(4,922,047)	(4,465,920)	(3,355,323)
Other item
Write down of assets	(223,919)	(78,231)	(28,817)
Loss before income tax	(5,145,966)	(4,544,151)	(3,384,140)
Income tax recovery	0	0	610,000
Loss for the year	(5,145,966)	(4,544,151)	(2,774,140)
Other comprehensive income / (loss)
Cumulative translation reserve	(20,824)	(23,691)	21,314
Total comprehensive loss for the year	$ (5,166,790)	$ (4,567,842)	$ (2,752,826)
Loss per common share, basic and diluted (in dollars per share)	$ (0.05)	$ (0.05)	$ (0.03)
Weighted average number of common shares outstanding, basic and diluted (in shares)	106,542,125	93,496,658	92,262,206